Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Fee Income			Commission Expense
	(In millions)
MetLife broker-dealers	$202	$218	$212	$638	$643	$602
The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

	At December 31,		At December 31,
	2016	2015	2016	2015
	Assets		Liabilities
	(In millions)
MetLife	$4,288	$9,720	$5,125	$5,933
The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

	At December 31,		At December 31,
	2016	2015	2016	2015
	Fee Income Receivables		Secured Demand Notes
	(In millions)
MetLife broker-dealers	$19	$19	$20	$20
The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Income			Expense
	(In millions)
MetLife	$(45)	$36	$(68)	$370	$855	$974